Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	PREFERRED SHARES $0.00001 PAR VALUE	A-G ORDINARY £0.00001 PAR VALUE	ORDINARY £0.00001 PAR VALUE	Deferred Shares	Deferred B Shares	Deferred Shares Two	ADDITIONAL PAID-IN CAPITAL	ACCUMULATED OTHER COMPREHENSIVE LOSS	ACCUMULATED DEFICIT	ACCUMULATED EQUITY
Balance at Dec. 31, 2019		$ 1						$ 207,622	$ (2,999)	$ (119,667)	$ 84,956
Balance, Shares at Dec. 31, 2019		106,081,025	16,047,440		110,370
Issuance of Preferred shares, net of issuance costs								70,724			70,724
Issuance of shares, Shares		42,292,754	721,120			123,638,835
Issuance of ordinary shares								9			9
Forfeiture of ordinary shares, Shares			(165,414)		165,414
Issuance of deferred shares						$ 153					153
Non-cash share-based compensation								568			568
Unrealized loss on foreign currency translation	$ (4,166)								(4,166)		(4,166)
Net loss	(33,264)									(33,264)	(33,264)
Balance at Jun. 30, 2020		$ 1				$ 153		278,923	(7,165)	(152,931)	118,980
Balance, Shares at Jun. 30, 2020		148,373,779	16,603,146		275,784	123,638,835
Balance at Dec. 31, 2020	249,800				$ 2	$ 153		456,293	9,342	(215,990)	249,800
Balance, Shares at Dec. 31, 2020				35,854,945	144,517,898	123,638,835
Shares issued under employee stock purchase plan								105			105
Shares issued under employee stock purchase plan, Shares				15,206
Subdivision of £0.001 nominal shares and reduction in deferred share capital, see Note 6						$ (137)	$ 137
Subdivision of £0.001 nominal shares and reduction in deferred share capital, see Note 6, Shares						(100,000,000)	1
Forfeiture of ordinary shares, Shares				(67,311)	67,311
Cancellation of deferred shares					$ (2)	$ (16)		18
Cancellation of deferred shares, Shares					(144,500,094)	(23,638,835)
Non-cash share-based compensation								5,688			5,688
Unrealized loss on foreign currency translation	4,853								4,853		4,853
Net loss	(74,815)									(74,815)	(74,815)
Balance at Jun. 30, 2021	$ 185,631						$ 137	$ 462,104	$ 14,195	$ (290,805)	$ 185,631
Balance, Shares at Jun. 30, 2021				35,802,840	85,115		1